SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2016	$ 155
2017	0
2018	24
2019	0
2020	87
Thereafter	727
Total	$ 993	$ 208	$ 200